Non-controlling interests (Tables)	18 Months Ended
Oct. 31, 2018
Non-controlling interests [Abstract]
Disclosure of non-controlling interests
These transactions increased the Group’s shareholding from 74.7% to 81.05%.

	October 31, 2018		April 30, 2017		April 30, 2016
	$	’000	$	’000	$	’000
At May 1		954		1,057		979
Share of (loss)/profit after tax		85		(103)		78
At April 30		1,039		954		1,057

Non-controlling interests
Non-controlling interests relate to the companies detailed below:

Company name	Country of incorporation and principal place of business	October 31, 2018 Proportion held	April 30, 2017 Proportion held	April 30, 2016 Proportion held
Novell Japan Ltd	Japan	81.05%	74.7%	71.5%